UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2007
                                                       ---------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DCF Capital, L.L.C.
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Address:   20 Dayton Avenue
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7546
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas C. Floren
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (203) 618-1601
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Douglas C. Floren      Greenwich, Connecticut       2/12/08
       ------------------------   --------------------------  ---------------
             [Signature]                [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             53
                                               -------------
                                                  117,197
Form 13F Information Table Value Total:        -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                  FORM 13F INFORMATION TABLE

      COLUMN 1                    COLUMN 2        COLUMN 3    COLUMN 4  COLUMN 5            COLUMN 6    COLUMN 7     COLUMN 8
-------------------            --------------  -------------- ---------   -------- ------  ----------- ----------    -------
                                                               VALUE    SHRS OR SH/ PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER            TITLE OF CLASS      CUSIP       (x$1000)  PRN AMT PRN CALL  DISCRETION   MANAGERS  SOLE  SHARED NONE
----------------------        --------------   --------------  -------  -----------------  ------------ -------- ------ ---- ------

Ameron Intl Inc               Common Stock     030710107     3,980     43,200       SH        sole              43,200
Amylin Pharmaceuticals Inc    Common Stock     032346108     1,573     42,500       SH        sole              42,500
Array Biopharma Inc           Common Stock     04269X105     1,806    214,500       SH        sole             214,500
Biomarin Pharmaceutical Inc   Common Stock     09061G101       612     17,300       SH        sole              17,300
BPZ Resources Inc             Common Stock     055639108     1,252    112,000       SH        sole             112,000
Calgon Carbon Corp            Common Stock     129603106       238     15,000       SH        sole              15,000
Capstone Turbine Corp         Common Stock     14067D102       187    115,000       SH        sole             115,000
Cephalon Inc                  Common Stock     156708109     1,220     17,000       SH        sole              17,000
Cepheid                       Common Stock     15670R107     1,634     62,000       SH        sole              62,000
Claymont Steel Holdings Inc   Common Stock     18382P104     2,421    103,700       SH        sole             103,700
Curagen Corp                  Common Stock     23126R101       512    556,000       SH        sole             556,000
Daystar Technologies Inc      Common Stock     23962Q100     1,544    247,000       SH        sole             247,000
Devon Energy Corp New         Common Stock     25179M103     1,173     13,200       SH        sole              13,200
Diamond Offshore Drilling Inc Common Stock     25271C102     1,647     11,600       SH        sole              11,600
Dyadic Intl Inc Del           Common Stock     26745T101        56     39,000       SH        sole              39,000
Energy Conversion Devices Inc Common Stock     292659109       774     23,000       SH        sole              23,000
Ensco Intl Inc                Common Stock     26874Q100     1,789     30,000       SH        sole              30,000
First Solar Inc               Common Stock     336433107     2,752     10,300       SH        sole              10,300
Foster Wheeler Ltd            SHS New          G36535139     1,457      9,400       SH        sole               9,400
Genentech Inc                 Com New          368710406     2,046     30,500       SH        sole              30,500
General Cable Corp Del New    Common Stock     369300108     4,074     55,600       SH        sole              55,600
General Electric Co           Common Stock     369604103     4,523    122,000       SH        sole             122,000
Genomic Health Inc            Common Stock     37244C101     1,132     50,000       SH        sole              50,000
Gilead Sciences Inc           Common Stock     375558103       322      7,000       SH        sole               7,000
Hornbeck Offshore Svcs Inc    Common Stock     440543106     1,798     40,000       SH        sole              40,000
Illumina Inc                  Common Stock     452327109     1,659     28,000       SH        sole              28,000
Inverness Med Innovations Inc Common Stock     46126P106       590     10,500       SH        sole              10,500
Isis Pharmaceutical Inc       Common Stock     464330109     2,063    131,000       SH        sole             131,000
Itron Inc                     Common Stock     465741106     5,326     55,000       SH        sole              55,000
Johnson & Johnson             Common Stock     478160104       380      5,700       SH        sole               5,700
Lilly Eli & Co                Common Stock     532457108       241      4,505       SH        sole               4,505
Limelight Networks Inc        Common Stock     53261M104       172     25,000       SH        sole              25,000
Merck & Co Inc                Common Stock     589331107       221      3,806       SH        sole               3,806
Monsanto Co New               Common Stock     61166W101     6,115     54,756       SH        sole              54,756
Myriad Genetics Inc           Common Stock     62855J104    19,612    422,500       SH        sole             422,500
Nanosphere Inc                Common Stock     63009F105       646     46,200       SH        sole              46,200
Noble Corporation             SHS              G65422100     1,322     23,400       SH        sole              23,400
Northwest Pipe Co             Common Stock     667746101     2,231     57,000       SH        sole              57,000
Petroleo Brasileiro SA Petro  Sponsored ADR    71654V408       645      5,600       SH        sole               5,600
Nxstage Medical Inc           Common Stock     67072V103     5,749    379,000       SH        sole             379,000
Power-One Inc                 Common Stock     739308104       219     55,000       SH        sole              55,000
Regeneron Pharmaceuticals     Common Stock     75886F107     2,161     89,500       SH        sole              89,500
Sangamo Biosciences Inc       Common Stock     800677106     4,440    341,000       SH        sole             341,000
Scientific Games Corp         CL A             80874P109     5,253    158,000       SH        sole             158,000
Seattle Genetics Inc          Common Stock     812578102       935     82,000       SH        sole              82,000
Shaw Group Inc                Common Stock     820280105     2,762     45,700       SH        sole              45,700
Sunpower Corp                 Com CL A         867652109     4,120     31,600       SH        sole              31,600
Suntech Pwr Hldgs Co Ltd      ADR              86800C104     1,556     18,900       SH        sole              18,900
Tapestry Pharmaceuticals Inc  Com New          876031204        18     60,000       SH        sole              60,000
Telvent Git SA                SHS              E90215109       753     26,500       SH        sole              26,500
Third Wave Technologies Inc   Common Stock     88428W108     2,195    241,500       SH        sole             241,500
Ultrapetrol Bahamas Ltd       Common Stock     P94398107     2,633    154,800       SH        sole             154,800
Zoltek Cos Inc                Common Stock     98975W104     2,658     62,000       SH        sole              62,000
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